STOCKHOLDERS' EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Changes in Stockholders' Equity
The following table shows the changes in stockholders’ equity attributable to the Company and the noncontrolling interests of subsidiaries in which the Company has a majority, but not total, ownership interest:

(In thousands)	The Company	Noncontrolling Interests	Consolidated
Balances as of January 1, 2017	$(1,091,486)	$144,174	$(947,312)
Net income	(644,348)	18,138	(626,210)
Dividends declared	(332,498)	—	(332,498)
Dividends and other payments to noncontrolling interests	—	(12,010)	(12,010)
Disposal of noncontrolling interests	—	(2,439)	(2,439)
Share-based compensation	8,659	931	9,590
Foreign currency translation adjustments	34,392	8,949	43,341
Unrealized holding loss on marketable securities	(414)	—	(414)
Other adjustments to comprehensive loss	6,720	—	6,720
Reclassifications	5,441	—	5,441
Other, net	(1,800)	(703)	(2,503)
Balances as of December 31, 2017	$(2,015,334)	$157,040	$(1,858,294)

Balance as of January 1, 2016	$(760,506)	$181,869	$(578,637)
Net income	135,070	22,807	157,877
Dividends declared	(540,034)	—	(540,034)
Dividends and other payments to noncontrolling interests	—	(16,917)	(16,917)
Disposal of noncontrolling interests	—	(36,846)	(36,846)
Share-based compensation	10,291	—	10,291
Foreign currency translation adjustments	31,395	(8,038)	23,357
Unrealized holding loss on marketable securities	(576)	—	(576)
Other adjustments to comprehensive loss	(11,814)	—	(11,814)
Reclassifications	46,730	—	46,730
Other, net	(2,042)	1,299	(743)
Balances as of December 31, 2016	$(1,091,486)	$144,174	$(947,312)

Schedule Assumptions Used to Calculate Fair Value of Options
The following assumptions were used to calculate the fair value of the Company’s options on the date of grant:

	Years Ended December 31,
	2017	2016	2015
Expected volatility	42%	42% – 44%	37% – 56%
Expected life in years	6.3	6.3	6.3
Risk-free interest rate	2.12%	1.12% – 1.41%	1.70% – 2.07%
Dividend yield	—%	—%	—%

Summary of Stock Options Outstanding and Stock Option Activity
The following table presents a summary of the Company's stock options outstanding at and stock option activity during the year ended December 31, 2017:

(In thousands, except per share data)	Options	Price(3)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2017	5,033	$7.04	4.9 years	$2,539
Granted (1)	4	4.25
Exercised (2)	(71)	3.10
Forfeited	(96)	6.85
Expired	(760)	12.49
Outstanding, December 31, 2017	4,110	6.10	4.1 years	$2,378
Exercisable	3,392	6.01	3.4 years	$2,359
Expected to vest	718	6.52	7.5 years	$19

(1)	The weighted average grant date fair value of the Company’s options granted during the years ended December 31, 2017, 2016 and 2015 was $2.04, $2.82 and $4.25 per share, respectively.

(2)
Cash received from option exercises during the years ended December 31, 2017, 2016 and 2015 was $0.2 million, $0.6 million and $3.8 million, respectively.  The total intrinsic value of the options exercised during the years ended December 31, 2017, 2016 and 2015 was $0.2 million, $0.4 million and $2.8 million, respectively.

(3)	Reflects the weighted average exercise price per share.

Summary of Unvested Options and Changes
A summary of the Company’s unvested options at and changes during the year ended December 31, 2017 is presented below:

(In thousands, except per share data)	Options	Weighted Average Grant Date Fair Value
Unvested, January 1, 2017	1,164	$4.25
Granted	4	2.04
Vested (1)	(354)	4.37
Forfeited	(96)	4.15
Unvested, December 31, 2017	718	$4.19

(1)	The total fair value of the Company’s options vested during the years ended December 31, 2017, 2016 and 2015 was $1.6 million, $2.7 million and $4.2 million, respectively.

Summary of Restricted Stock and Restricted Stock Units Outstanding and Activity
The following table presents a summary of the Company's restricted stock and restricted stock units outstanding at and activity during the year ended December 31, 2017 (“Price” reflects the weighted average share price at the date of grant):

(In thousands, except per share data)	Awards	Price
Outstanding, January 1, 2017	2,743	$7.63
Granted	2,539	4.30
Vested (restriction lapsed)	(1,040)	7.16
Forfeited	(342)	7.39
Outstanding, December 31, 2017	3,900	5.61

Computation of Earnings (Loss) Per Share
The following table presents the computation of earnings (loss) per share for the years ended December 31, 2017, 2016 and 2015:

(In thousands, except per share data)	Years Ended December 31,
	2017	2016	2015
NUMERATOR:
Net income (loss) attributable to the Company – common shares	$(644,348)	$135,070	$(83,344)

DENOMINATOR:
Weighted average common shares outstanding – basic	361,141	360,294	359,508
Stock options and restricted stock(1):	—	1,318
Weighted average common shares outstanding – diluted	361,141	361,612	359,508

Net income (loss) attributable to the Company per common share:
Basic	$(1.78)	$0.37	$(0.23)
Diluted	$(1.78)	$0.37	$(0.23)

(1)
8.0 million, 5.6 million and 8.1 million stock options and restricted shares were outstanding at December 31, 2017, 2016 and 2015, respectively, that were not included in the computation of diluted earnings per share because to do so would have been anti-dilutive.